GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2022

Principal Amounts		Value
	SHORT TERM INVESTMENTS - 95.23%
	Certificate of Deposit - 50.32%
	Bank of America NA
$8,000,000	3.250%, 01/13/2023	$8,000,000
8,000,000	5.050%, 04/12/2023	8,011,710
	Bank of Montreal
7,000,000	3.600%, 06/23/2023	6,952,353
5,000,000	5.000%, 10/06/2023	4,986,222
	Bank of Nova Scotia
4,000,000	2.970%, 08/16/2023	4,005,417
10,000,000	5.000%, 08/17/2023	10,014,664
	CIBC
6,000,000	3.590%, 06/26/2023	5,956,539
5,000,000	5.200%, 09/21/2023	4,997,951
	Commonwealth Bank of Australia
14,000,000	3.400%, 04/20/2023	14,000,464
6,500,000	4.49%, 06/05/2023	6,508,890
	Cooperatieve Centrale Raiffe
5,000,000	3.350%, 02/13/2023	5,000,000
10,000,000	5.010% (SOFR + 0.710%), 11/24/2023	10,019,212
	Mitsubishi Trust & Banking Corp.
10,000,000	4.520%, 04/21/2023	9,991,418
7,000,000	4.520%, 04/21/2023	6,994,005
3,000,000	5.280%, 05/17/2023	3,003,725
	Mizuho Bank, Ltd.
7,000,000	4.600% (SOFR + 0.300%), 01/20/2023	7,000,000
3,000,000	4.350%, 02/01/2023	3,000,026
10,000,000	5.000%, 04/28/2023	10,005,454
	Royal Bank of Canada
7,000,000	3.890%, 05/08/2023	6,975,818
3,000,000	3.000%, 06/05/2023	2,974,215
	Sumitomo Mitsui Banking Corp.
7,000,000	4.800% (SOFR + 0.500%), 02/23/2023	7,000,000
10,000,000	4.700% (SOFR + 0.400%), 03/16/2023	10,000,757
	Sumitomo Mitsui Trust Bank, Ltd.
10,000,000	4.270%, 01/04/2023	10,000,000
5,000,000	4.790%, 02/24/2023	5,000,074
	Svenska HandelBanken - A Shares
7,000,000	4.080%, 02/06/2023	7,000,069
2,000,000	3.460%, 06/13/2023	1,986,246
	Toronto Dominion Bank
3,000,000	4.020%, 08/22/2023	2,976,030
15,000,000	5.320%, 09/27/2023	15,002,350
10,000,000	Nordea Bank
	5.070%, 10/23/2023	10,019,607
20,000,000	Oversea-Chinese Banking Corp., Ltd.
	4.620% (SOFR + 0.320%), 02/23/2023	20,000,000
8,000,000	Svenska Handelsbanken - A Shares
	5.090% (SOFR + 0.790%), 10/25/2023	8,009,725
10,000,000	Westpac Banking Corp.
	4.600%, 04/11/2023	10,000,126
		245,393,067
Number of Shares
	Money Market Funds - 2.90%
14,127,927	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.220% (a)(b)	14,127,927
Principal Amounts
	United States Treasury Bill - 42.01%
$15,000,000	3.419%, 01/03/2023 (c)	14,997,205
6,000,000	3.911%, 01/10/2023 (c)	5,994,248
18,000,000	3.928%, 01/12/2023 (b)(c)(d)	17,978,829
5,000,000	4.114%, 01/24/2023 (c)	4,987,117
10,000,000	3.703%, 01/26/2023 (c)	9,974,722
10,000,000	3.990%, 02/07/2023 (c)	9,959,788
15,000,000	3.882%, 02/09/2023 (b)(c)(d)	14,938,201
17,500,000	3.994%, 02/14/2023 (c)	17,416,156
22,000,000	4.070%, 02/21/2023 (c)	21,875,645
17,500,000	4.080%, 02/23/2023 (c)	17,396,944
12,000,000	4.311%, 03/09/2023 (c)(d)	11,908,171
15,000,000	4.162%, 03/16/2023 (c)	14,875,756
14,000,000	4.232%, 03/23/2023 (c)	13,869,849
15,000,000	3.876%, 03/30/2023 (c)	14,846,521
14,000,000	4.331%, 04/04/2023 (c)	13,849,096
		204,868,248
	Total Short Term Investments (Cost $464,510,038)	464,389,242

	Total Investments (Cost $464,510,038) - 95.23%	464,389,242
	Other assets in excess of liabilities - 4.77%	23,253,022
	TOTAL NET ASSETS - 100.00%	$487,642,264

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of December 31, 2022.
(b)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(c)	Zero coupon bond. The effective yield is listed.
(d)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $38,832,258.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
December 31, 2022

	Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Value /Unrealized Appreciation (Depreciation)
	90-Day Bank Bill Futures	41	Long	$27,668,552	Mar-23	$(9,523)
	Amsterdam IDX Futures	32	Long	4,724,692	Jan-23	(249,098)
	Brazilian Real Futures	103	Long	1,920,435	Jan-23	(59,229)
	CAC40 Index Futures	111	Long	7,688,217	Jan-23	(237,223)
	DAX® Index Futures	17	Long	6,363,695	Mar-23	(202,027)
	DJIA E-Mini CBOT Futures	40	Long	6,657,000	Mar-23	(133,139)
	ECX Emissions Futures (a)	27	Long	2,426,905	Dec-23	(213,077)
	E-mini S&P Mid Cap 400 Futures	5	Long	1,221,300	Mar-23	(35,881)
	Euro Fx Futures	80	Long	10,754,000	Mar-23	51,149
	Euro Stoxx 50® Index Futures	272	Long	11,020,456	Mar-23	(467,911)
	Euro Stoxx 600 Futures	143	Long	3,245,930	Mar-23	(101,495)
	FTSE 100 Index Futures	170	Long	15,344,311	Mar-23	(4,326)
	FTSE JSE Top 40 Futures	76	Long	3,029,041	Mar-23	(78,604)
	FTSE MIB Index Futures	76	Long	9,643,691	Mar-23	(236,847)
	FTSE Taiwan Index Futures	22	Long	1,092,740	Jan-23	(17,977)
	Gold 100 Oz. Futures (a)	23	Long	4,200,260	Feb-23	20,533
	IBEX 35® Index Futures	86	Long	7,543,538	Jan-23	(18,635)
	Live Cattle Futures (a)	278	Long	17,558,480	Feb-23	234,731
	LME Aluminium Futures (a)(b)	23	Long	1,363,906	Mar-23	(1,471)
	LME Copper Futures (a)(b)	7	Long	1,465,713	Mar-23	18,706
	LME Nickel Futures (a)(b)	18	Long	3,244,860	Mar-23	135,201
	LME Zinc Futures (a)(b)	12	Long	892,950	Mar-23	(81,158)
	Low Sulphur Gas Oil Futures (a)	26	Long	2,355,600	Feb-23	43,348
	Mexican Peso Futures	1,549	Long	39,205,190	Mar-23	440,664
	MSCI EAFE Index Futures	26	Long	2,534,220	Mar-23	(84,089)
	New Zealand Dollar Futures	317	Long	20,110,480	Mar-23	(407,274)
	NY Harbor ULSD Futures (a)	22	Long	3,044,580	Jan-23	111,889
	OMXS30 Futures	340	Long	6,653,474	Jan-23	(259,131)
	Platinum Futures (a)	83	Long	4,494,035	Apr-23	296,562
	RBOB Gasoline Futures (a)	19	Long	1,977,683	Jan-23	88,752
	S&P/TSX 60 Index Futures	18	Long	3,110,517	Mar-23	(107,283)
	SGX Iron Ore 62% Futures (a)	163	Long	1,892,756	Feb-23	113,609
	Silver Futures (a)	159	Long	19,111,800	Mar-23	366,501
	Soybean Futures (a)	157	Long	11,963,400	Mar-23	435,517
	Soybean Meal Futures (a)	381	Long	17,945,100	Mar-23	1,343,179
	Soybean Oil Futures (a)	79	Long	3,036,918	Mar-23	(280,676)
	SPI 200 Index Futures	148	Long	17,613,889	Mar-23	(449,736)
	Sugar No. 11 Futures (a)	747	Long	16,766,266	Feb-23	(85,733)
	Swiss Franc Futures	154	Long	20,986,350	Mar-23	(11,531)
	Topix Index Futures	22	Long	3,170,756	Mar-23	(89,540)
	3 Month SOFR Futures	(1,586)	Short	(376,833,600)	Sep-23	771,732
	Australian 10-Year Treasury Bond Futures	(282)	Short	(22,210,838)	Mar-23	102,339
	Australian 3-Year Treasury Bond Futures	(473)	Short	(34,393,072)	Mar-23	36,756
	Australian Dollar Futures	(329)	Short	(22,465,765)	Mar-23	(223,059)
	Bank Accept Futures	(339)	Short	(59,443,925)	Mar-23	152,541
	Brent Crude Futures (a)	(17)	Short	(1,460,470)	Jan-23	(137,521)
	British Pound Futures	(64)	Short	(4,833,600)	Mar-23	(6,705)
	Canadian 10-Year Bond Futures	(42)	Short	(3,801,403)	Mar-23	(6,478)
	Canadian Dollar Futures	(656)	Short	(48,491,520)	Mar-23	(8,185)
	Coffee ‘C’ Futures (a)	(171)	Short	(10,728,113)	Mar-23	(297,320)
	Corn Futures (a)	(41)	Short	(1,390,925)	Mar-23	(68,819)
	Cotton No. 2 Futures (a)	(92)	Short	(3,835,020)	Mar-23	(140,682)
	E-mini NASDAQ 100 Futures	(57)	Short	(12,565,365)	Mar-23	484,239
	E-mini Russell 2000 Futures	(72)	Short	(6,375,240)	Mar-23	52,267
	E-mini S&P 500 Futures	(26)	Short	(5,019,300)	Mar-23	50,139
	Euribor 3 Month Futures	(2,388)	Short	(619,820,700)	Mar-23	370,454
	Euro-Bobl Futures	(847)	Short	(104,946,799)	Mar-23	1,905,084
	Euro-BTP Futures	(110)	Short	(12,825,228)	Mar-23	430,532
	Euro-BTP Futures - Short	(346)	Short	(38,930,046)	Mar-23	125,251
	Euro-Bund Futures	(336)	Short	(47,810,916)	Mar-23	1,579,974
	Euro-Buxl® 30 Year Futures	(86)	Short	(12,449,973)	Mar-23	805,047
	Euro-OAT Futures	(419)	Short	(57,096,201)	Mar-23	2,157,592
	Euro-Schatz Futures	(3,204)	Short	(361,559,940)	Mar-23	3,355,470
	FTSE China A50 Index Futures	(296)	Short	(3,872,864)	Jan-23	(36,515)
	ICE 3 Month Sonia Futures	(336)	Short	(97,185,551)	Jun-23	(831,085)
	Indian Rupee Futures	(315)	Short	(7,604,100)	Jan-23	(9,321)
	Japanese Yen Futures	(239)	Short	(23,024,663)	Mar-23	(1,071,446)
	KC HRW Wheat Future (a)	(20)	Short	(888,000)	Mar-23	(41,284)
	Lean Hogs Futures (a)	(16)	Short	(561,280)	Feb-23	(34,207)
	LME Aluminium Futures (a)(b)	(69)	Short	(4,091,717)	Mar-23	(60,734)
	LME Copper Futures (a)(b)	(7)	Short	(1,465,713)	Mar-23	(153,793)
	LME Zinc Futures (a)(b)	(19)	Short	(1,413,838)	Mar-23	(30,822)
	Long Gilt Futures	(178)	Short	(21,497,896)	Mar-23	575,479
	MSCI Emerging Markets Index Futures	(140)	Short	(6,715,800)	Mar-23	188,808
	MSCI Singapore Index Futures	(17)	Short	(368,773)	Jan-23	1,652
	Natural Gas Futures (a)	(134)	Short	(5,996,500)	Jan-23	575,049
	Nikkei 225 Futures	(54)	Short	(10,730,875)	Mar-23	52,016
	Palladium Futures (a)	(7)	Short	(1,258,600)	Mar-23	(29,578)
	South African Rand Futures	(261)	Short	(7,627,725)	Mar-23	(298,267)
	U.S. Treasury 10-Year Note Futures	(392)	Short	(44,020,375)	Mar-23	102,282
	U.S. Treasury 2-Year Note Futures	(1,154)	Short	(236,660,157)	Mar-23	(193,296)
	U.S. Treasury 5-Year Note Futures	(630)	Short	(67,995,703)	Mar-23	125,036
	U.S. Treasury Long Bond Futures	(144)	Short	(18,049,500)	Mar-23	83,599
	U.S. Treasury Ultra Bond Futures	(115)	Short	(15,445,938)	Mar-23	45,359
	U.S. Ultra 10 Year Future	(197)	Short	(23,301,406)	Mar-23	30,872
	Wheat Futures (a)	(162)	Short	(6,415,200)	Mar-23	(370,272)
	WTI Crude Futures (a)	(73)	Short	(5,858,980)	Jan-23	(614,311)
						$9,273,596

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
December 31, 2022

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
3/15/2023	UBS AG	Chinese Yuan Renminbi	34,000,000	U.S. Dollar	4,906,950	$34,677
3/15/2023	UBS AG	Chinese Yuan Renminbi	9,000,000	U.S. Dollar	1,303,729	4,349
3/15/2023	UBS AG	Chinese Yuan Renminbi	11,000,000	U.S. Dollar	1,590,445	8,317
3/15/2023	UBS AG	New Turkish Lira	23,100,000	U.S. Dollar	1,187,905	(21,111)
3/15/2023	UBS AG	Norwegian Krone	8,000,000	U.S. Dollar	813,752	5,523
3/15/2023	UBS AG	Norwegian Krone	6,000,000	U.S. Dollar	615,775	(1,319)
3/15/2023	UBS AG	Norwegian Krone	10,000,000	U.S. Dollar	1,021,583	2,512
3/15/2023	UBS AG	Polish Zloty	6,000,000	U.S. Dollar	1,351,751	8,937
3/15/2023	UBS AG	Polish Zloty	38,500,000	U.S. Dollar	8,717,246	13,832
3/15/2023	UBS AG	Polish Zloty	39,000,000	U.S. Dollar	8,676,343	168,126
3/15/2023	UBS AG	Singapore Dollar	21,625,000	U.S. Dollar	16,086,788	78,336
3/15/2023	UBS AG	Singapore Dollar	100,375,000	U.S. Dollar	74,307,831	721,631
3/15/2023	UBS AG	Swedish Krona	6,000,000	U.S. Dollar	579,043	(1,559)
3/15/2023	UBS AG	Swedish Krona	14,000,000	U.S. Dollar	1,369,652	(22,189)
3/15/2023	UBS AG	U.S. Dollar	23,045,059	Chinese Yuan Renminbi	160,000,001	(209,657)
3/15/2023	UBS AG	U.S. Dollar	10,326,624	Norwegian Krone	102,000,000	(119,136)
3/15/2023	UBS AG	U.S. Dollar	13,837,813	Swedish Krona	142,000,000	170,689
						$841,958